Document And Entity Information	Feb. 06, 2025
Document Information [Line Items]
Entity, Registrant Name	NATHAN’S FAMOUS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 06, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-35962
Entity, Tax Identification Number	11-3166443
Entity, Address, Address Line One	One Jericho Plaza
Entity, Address, City or Town	Jericho
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	338-8500
Title of 12(b) Security	Common Stock
Trading Symbol	NATH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000069733